Revenues and Cost of Services - (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenues and Cost of Services [Abstract]
Transaction revenues	$ 361,185	$ 266,144	$ 1,054,411	$ 729,516
Other revenues	23,780	6,808	53,783	14,001
Finance Income from Payment Processing	13,084	9,531	25,381	12,183
Revenues	398,049	282,483	1,133,575	755,700
Cost of sales	(266,036)	(179,294)	(755,728)	(468,747)
Gross profit	132,013	103,189	377,847	286,953
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Other revenues	23,780	6,808	53,783	14,001
Finance Income from Payment Processing	$ 13,084	$ 9,531	$ 25,381	$ 12,183